Consolidated Statements Of Operations And Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Products revenue		¥ 281,767	$ 38,602	¥ 82,225	¥ 473,740
Cost of revenue		(130,452)	(17,872)	(73,147)	(87,021)
Gross profit		151,315	20,730	9,078	386,719
Operating expenses:
Research and development expenses		(109,443)	(14,994)	(42,304)	(48,387)
Sales and marketing expenses		(8,468)	(1,160)	(6,532)	(4,070)
General and administrative expenses		(30,248)	(4,144)	(25,210)	(11,557)
Impairment of long-lived assets		(210)	(29)	0	0
Total operating expenses		(148,369)	(20,327)	(74,046)	(64,014)
Income/(loss) from operations		2,946	403	(64,968)	322,705
Interest income		16,235	2,224	16,750	11,132
Foreign exchange gain/(loss), net		1,382	189	(524)	3,494
Change in fair value of cryptocurrency		21,322	2,921	0	0
Other income,net	[1]	8,292	1,136	13,191	29,726
Income/(loss) before income tax expenses		50,177	6,873	(35,551)	367,057
Income tax (expense)/benefit		1,320	181	8,756	(11,856)
Net income/(loss)		51,497	7,054	(26,795)	355,201
Foreign currency translation adjustment, net of nil tax		1,939	266	1,838	0
Total comprehensive income/(loss)		¥ 53,436	$ 7,320	¥ (24,957)	¥ 355,201
Weighted average number of shares outstanding, basic	[2]	119,936,488	119,936,488	119,387,937	117,647,000
Weighted average number of shares outstanding, diluted	[2]	120,016,243	120,016,243	119,387,937	117,647,000
Earnings per share, basic | (per share)		¥ 0.43	$ 0.06	¥ (0.22)	¥ 3.02
Earnings per share, diluted | (per share)		¥ 0.43	$ 0.06	¥ (0.22)	¥ 3.02

[1]	The reclassification of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ae).
[2]	Retroactively restated for the stock subdivision as described in Note 1.